Segments - Summarizes Gross Revenue by Revenue (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment Reporting [Abstract]
Payments-based revenue	$ 196.8	$ 171.9	$ 494.4	$ 465.4
Subscription and other revenues	18.0	21.9	61.6	63.9
Total gross revenue	214.8	193.8	556.0	529.3
Less: network fees	127.1	114.1	321.8	308.0
Less: Other costs of sales	36.2	33.1	105.9	92.5
Gross profit	$ 51.5	$ 46.6	$ 128.3	$ 128.8